Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill
Changes to the carrying amount of goodwill by reporting unit for the years ended December 31, 2017 and 2016 are provided in the following table.

(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Total
Balance, December 31, 2015	$696,260	$23,178	$5,165	$724,603
Goodwill adjustments during the year	2,253	—	—	2,253
Balance, December 31, 2016	$698,513	$23,178	$5,165	$726,856
Goodwill acquired during the year (preliminary allocation)	462,046	—	—	462,046
Balance, December 31, 2017	$1,160,559	$23,178	$5,165	$1,188,902

Schedule of Definite-Lived Intangible Assets
Definite-lived intangible assets had the following carrying values included in “other intangible assets” on the Company’s consolidated balance sheets as of December 31:

	2017			2016
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets	$127,957	$(51,971)	$75,986	$74,001	$(52,165)	$21,836
Customer relationship intangible asset	1,143	(996)	147	1,348	(1,064)	284
Non-compete agreement	63	(39)	24	63	(22)	41
Total	$129,163	$(53,006)	$76,157	$75,412	$(53,251)	$22,161

The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2015	$7,811
2016	8,415
2017	12,590

Schedule of Amortization Expense of Intangible Assets

(Dollars in thousands)
Estimated amortization expense for the years ended December 31:
2018	$18,415
2019	14,900
2020	11,771
2021	7,988
2022	5,903
2023 and thereafter	17,180